Condensed financial information of the Company (Tables)	12 Months Ended
Dec. 31, 2022
Condensed financial information of the Company
Schedule of Condensed Balance Sheets

Condensed Balance Sheets

	December 31
	2021	2022
	US$	US$

ASSETS

Current assets
Cash and cash equivalents	160,209	2,794,414
Short-term investments	70,875,668	946,076
Other receivables	21,248	1,037,835
Due from subsidiaries	49,101,879	49,101,879
Total current assets	120,159,004	53,880,204
Investments in subsidiaries	1,163,420,854	1,008,221,487
TOTAL ASSETS	1,283,579,858	1,062,101,691
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
PRC income tax payable	13,388	13,388
PRC other tax payable	902,190	902,190
Other payable and accrued liabilities	35,216,403	88,642,571
Current portion of long-term bank loan and other debt	726,734,558	721,386,784
Due to subsidiaries	266,089,765	320,978,971
Payroll and welfare payables	525,043	64,888
Total current liabilities	1,029,481,347	1,131,988,792
Other long-term debt	—	—
Total liabilities	1,029,481,347	1,131,988,792
Shareholders’ equity
Common shares, $0.0001 par value:
Authorized‑500,000,000 shares, issued and outstanding 108,029,257 shares as of December 31, 2022 (2021: 107,757,721 shares)	16,415	16,415
Treasury shares	(116,061,577)	(116,061,577)
Additional paid-in capital	544,386,509	544,954,556
Retained earnings	(174,242,836)	(498,796,495)
Total shareholders’ equity	254,098,511	(69,887,101)

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	1,283,579,858	1,062,101,691

Schedule of Condensed Statements of Comprehensive Income

Condensed Statements of Comprehensive Loss

	Year ended December 31,
	2020	2021	2022
	US$	US$	US$
General and administrative expenses	(7,441,398)	(4,965,230)	(4,993,180)

Operating loss	(7,441,398)	(4,965,230)	(4,993,180)
Interest expense	(112,975,103)	(121,289,406)	(107,459,673)
Interest income	599,544	545,599	1,139
Net gain on debt extinguishment	—	—	9,620,914
Gain/(loss) on short-term investments	(27,077)	(1,627,139)	(68,931,940)
Other expenses/(income)	(4,277,443)	(878,154)	1,395,668
Equity in profit/(loss) of subsidiaries, net	43,080,569	(289,093,048)	(92,986,489)
Loss from operations before income taxes	(81,040,908)	(417,307,378)	(263,353,561)
Income taxes	—	—	—
Net loss attributable to common shareholders	(81,040,908)	(417,307,378)	(263,353,561)
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustments	67,283,263	17,818,154	(56,538,757)
Comprehensive loss attributable to shareholders	(13,757,645)	(399,489,224)	(319,892,318)

Schedule of Condensed Statements of Cash Flows

Condensed Statements of Cash Flows

	Year ended December 31,
	2020	2021	2022
	US$	US$	US$
Cash flows from operating activities:
Net loss	(81,040,908)	(417,307,378)	(263,353,561)
Adjustment to reconcile net loss to net cash used in operating activities:
Equity in (profit)/loss of subsidiaries, net	(43,080,570)	289,093,048	92,986,489
Stock based compensation expense	2,848,897	1,625,318	568,046
Loss on short-term investments	—	1,627,139	68,931,940
Proceeds from disposal of short-term investments	—	—	359,025
Amortization of deferred charges	6,024,220	—	5,472,222
Loss/(gain) on extinguishment of debt	5,583,578	—	(9,620,914)
Other receivables	(178,566)	168,246	634,819
Other current assets	77,648	—	—
Other payable and accrued liabilities	7,281,565	4,000,802	53,426,168
Payroll and welfare payables	402,431	1,363,218	(460,150)
Net cash used in operating activities	(102,081,705)	(119,429,607)	(51,055,916)
Cash flows from investing activities:
Investment in short-term investments	—	(72,502,807)	—
Net cash used in investing activities	—	(72,502,807)	—
Cash flows from financing activities:
Changes in due from subsidiaries	224,773,858	447,436,262	54,889,206
Proceeds from short-term bank loans	28,080,000	—	—
Repayment of current portion of long-term bank loan and other long-term debt	—	(128,520,000)	—
Proceeds from long-term bank loans	—	—	—
Proceeds from other long-term debts	378,852,273	270,000,000	—
Repayment of other long-term debts	(508,900,000)	(390,958,220)	(1,199,086)
Purchase of treasury shares	(2,483,896)	—	—
Dividends to shareholders	(14,284,148)	(4,055,664)	—
Payment of financing cost	(7,141,511)	(4,272,797)	—
Proceeds from exercise of stock options	134,790	—	—
Net cash provided by financing activities	75,953,366	189,629,581	53,690,120
Net (decrease)/increase in cash and cash equivalents	(26,128,339)	(2,302,833)	2,634,204
Cash and cash equivalents, at the beginning of the year	28,591,381	2,463,042	160,210

Cash and cash equivalents, at end of the period	2,463,042	160,209	2,794,414